HOMES 2025-NQM3 TRUST ABS-15G

Exhibit 99.12 Schedule 2

Rating Agency Grades: 4/22/2025
Loan Information			Initial Credit Grades					Initial Compliance Grades					Initial Property Grades					Initial Overall Grades					Final Credit Grades					Final Compliance Grades					Final Property Grades					Final Overall Grades
Loan Number	Alternate Loan ID	Note Original Balance	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P
XXXXXXXX	1024805	XXXXXXXX	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXX	1024839	XXXXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXX	1024804	XXXXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A